OTHER FINANCIAL ASSETS AT AMORTISED COST (Details) - Other financial assets - GBP (£) £ in Millions	Jun. 30, 2026	Dec. 31, 2025
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Debt instruments held at amortised cost	£ 5,738	£ 3,987
Debt securities
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Debt instruments held at amortised cost	£ 5,738	£ 3,987